FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2012
FINANCIAL INSTRUMENTS
Changes in AOCL balances pertaining to derivative financial instruments

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Accumulated other comprehensive loss, beginning of period	$(2,653)	$—	$(4,404)	$—
Adjustments for derivative financial instruments settled during the period(i)	(1,255)	—	(1,238)	—
Other comprehensive gain (loss) — foreign exchange derivative financial instruments	5,897	(15,994)	7,979	(15,994)
Other comprehensive gain — heating oil derivative financial instruments	89	—	135	—
Other comprehensive loss — other derivative financial instruments	7	—	(387)	—

Accumulated other comprehensive income, end of period	$2,085	$(15,994)	$2,085	$(15,994)

  (i)
  Amounts deferred in AOCL, are reclassified to Production costs, as applicable, when the derivative financial instrument has settled.

Summary of the amounts recognized in the "(Gain) loss on derivative financial instruments" line item of the interim Consolidated Statements of income (loss) and comprehensive income (loss)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Premiums realized on written foreign exchange call options	$(227)	$(1,349)	$(1,254)	$(3,898)
Realized (gain) loss on derivative financial instruments settled during the period	—	435	—	(444)
Mark-to-market loss on foreign exchange derivative financial instruments	—	5,704	—	4,271
Realized gain on zinc derivative financial instruments	—	(845)	(476)	(994)
Mark-to-market gain on zinc derivative financial instruments	—	(2,267)	—	(2,992)
Realized loss on silver derivative financial instruments	—	—	—	3,403
(Gain) loss on heating oil derivative financial instruments and other	(1,447)	—	3,482	—

(Gain) loss on derivative financial instruments	$(1,674)	$1,678	$1,752	$(654)